Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Financial Liabilities
(a)	Financial liabilities at the reporting date are as follows:

(In millions of won)
	December 31, 2016		December 31, 2017
Current
Short-term borrowings	~~W~~	113,209	—
Current portion of long-term borrowings and bonds		554,700	1,452,926

	~~W~~	667,909	1,452,926

Non-current
Won denominated borrowings	~~W~~	821,922	1,251,258
Foreign currency denominated borrowings		1,777,877	1,392,931
Bonds		1,511,062	1,506,003
Derivatives(*)		472	—

	~~W~~	4,111,333	4,150,192

(*)	Represents interest rate swap contracts related to borrowings with variable interest rate.

Short-term borrowings [member]
Summary of Debt Instrument
(b)	Short-term borrowings at the reporting date are as follows:

(In millions of won, USD)
Lender	Annual interest rate as of December 31, 2017 (%)	December 31, 2016		December 31, 2017
Standard Chartered Bank Korea Limited	—	~~W~~	113,209	—

Foreign currency equivalent		USD	94	—

Long-term borrowings [Member]
Summary of Debt Instrument
(c)	Won denominated long-term borrowings at the reporting date are as follows:

(In millions of won) Lender	Annual interest rate as of December 31, 2017 (%)	December 31, 2016		December 31, 2017
Woori Bank	3-year Korean Treasury Bond rate - 1.25, 2.75	~~W~~	2,991	1,922
Shinhan Bank	CD rate (91days) + 0.30		200,000	200,000
Korea Development Bank and others	CD rate (91days) + 0.64~0.74, 2.28~3.07		620,000	1,250,000
Less current portion of long-term borrowings			(1,069)	(200,664)

		~~W~~	821,922	1,251,258

(d)	Foreign currency denominated long-term borrowings at the reporting date are as follows:

(In millions of won, USD and CNY) Lender	Annual interest rate as of December 31, 2017 (%)(*)	December 31, 2016		December 31, 2017
The Export-Import Bank of Korea and others	3ML+0.55~1.04	~~W~~	1,027,225		755,337
Standard Chartered Bank Korea Limited	—		8,469		—
China Construction Bank and others	USD: 3ML+0.80~2.00 CNY: 4.28		926,058		1,385,097

Foreign currency equivalent		USD	1,157	USD	1,500
		CNY	3,264	CNY	3,263
Less current portion of long-term borrowings			(183,875)		(747,503)

		~~W~~	1,777,877		1,392,931

(*)	ML represents Month LIBOR (London Inter-Bank Offered Rates).

Bonds issued and outstanding [member]
Summary of Debt Instrument
(e)	Details of bonds issued and outstanding at the reporting date are as follows:

(In millions of won)	Maturity	Annual interest rate as of December 31, 2017 (%)	December 31, 2016		December 31, 2017
Won denominated bonds(*)
Publicly issued bonds	March 2018 ~ October 2022	1.73~3.73	~~W~~	1,885,000	2,015,000
Less discount on bonds				(4,182)	(4,238)
Less current portion				(369,756)	(504,759)

			~~W~~	1,511,062	1,506,003

(*)	Principal of the won denominated bonds is to be repaid at maturity and interests are paid quarterly in arrears.